INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Before Income Taxes

Income from continuing operations before income taxes is composed of the following:

	For the Year Ended December 31,
	2013	2012	2011
	(In millions)
U.S.	$1,191	$1,605	$2,373
Foreign	3,213	3,235	5,691

Total	$4,404	$4,840	$8,064

Total Provision for Income Taxes

The total provision for income taxes from continuing operations consists of the following:

	For the Year Ended December 31,
	2013	2012	2011
	(In millions)
Current taxes:
Federal	$(29)	$(150)	$64
State	—	—	2
Foreign	1,692	2,349	2,182

	1,663	2,199	2,248

Deferred taxes:
Federal	509	596	656
State	44	10	17
Foreign	(292)	48	571

	261	654	1,244

Total	$1,924	$2,853	$3,492

Reconciliation of Tax of Income Before Income Taxes and Total Tax Expense

A reconciliation of the tax on the Company’s income from continuing operations before income taxes and total tax expense is shown below:

	For the Year Ended December 31,
	2013	2012	2011
	(In millions)
Income tax expense at U.S. statutory rate	$1,541	$1,694	$2,823
State income tax, less federal benefit	29	6	12
Taxes related to foreign operations	200	767	563
Tax credits	6	(4)	(14)
Deferred tax on distributed foreign earnings	225	—	—
Current and deferred taxes related to currency fluctuations	(144)	26	(67)
Change in U.K. tax rate	—	118	218
Net change in tax contingencies	(10)	(115)	(6)
Valuation allowances	132	341	8
All other, net	(55)	20	(45)

	$1,924	$2,853	$3,492

Net Deferred Tax Liability

The net deferred tax liability consists of the following:

	December 31,
	2013	2012
	(In millions)
Deferred tax assets:
Deferred income	$153	$33
Federal and state net operating loss carryforwards	900	932
Foreign net operating loss carryforwards	156	61
Tax credits	66	78
Accrued expenses and liabilities	162	2
Asset retirement obligation	1,231	1,677

Total deferred tax assets	2,668	2,783
Valuation allowance	(651)	(419)

Net deferred tax assets	2,017	2,364

Deferred tax liabilities:
Other	29	23
Depreciation, depletion and amortization	10,224	10,213

Total deferred tax liabilities	10,253	10,236

Net deferred income tax liability	$8,236	$7,872

Net Operating Losses

On December 31, 2013, the Company had net operating losses as follows:

	December 31, 2013
	Amount	Expiration
	(In millions)
Net operating losses:
U.S. – Federal	$1,558	2032 - 2034
U.S. – Federal (Mariner IRC §382 limited)	520	2018 - 2030
U.S. – Federal (Cordillera IRC §382 limited)	183	2026 - 2032
U.S. – State	2,242	Various
Canada	5	2014
Australia	59	Indefinite
Argentina	299	2014

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
	(In millions)

Balance at beginning of year	$3	$97	$110
Additions based on tax positions related to the current year	—	4	13
Reductions for tax positions of prior years	—	(33)	(4)
Settlements	—	(65)	(22)

Balance at end of year	$3	$3	$97

Key Jurisdictions of Company's Earliest Open Tax Years

Apache’s earliest open tax years in its key jurisdictions are as follows:

Jurisdiction
U.S.	2010
Canada	2009
Egypt	1998
Australia	2009
U.K.	2011
Argentina(1)	2006

(1)	On March 12, 2014, Apache divested of its Argentina operations.